Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 26,814	$ 22,702
Less: accumulated depreciation	(5,461)	(2,208)
Property and equipment, net	21,353	20,494
Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	397	384
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,482	599
Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	76	77
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,854	3,917
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	11,049	9,369
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	7,528	4,608
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 428	$ 3,748